Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment
6.	PROPERTY AND EQUIPMENT

Property and equipment and their related accumulated depreciation as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Computer equipment	276,843,360	320,195,440	50,873,932
Leasehold improvements	927,186	2,159,574	343,121
Furniture and fixtures	18,449,740	21,534,695	3,421,518
Motor vehicles	4,669,096	4,669,096	741,845
Property	—	211,497,878	33,603,629

	300,889,382	560,056,683	88,984,045
Less: Accumulated depreciation	(157,603,079)	(210,388,776)	(33,427,410)

Property and equipment, net	143,286,303	349,667,907	55,556,635

Depreciation expense for the years ended December 31, 2009, 2010 and 2011, were RMB52,965,806, RMB54,444,577 and RMB60,877,662 (US$9,672,486) respectively.